Distribution Date:	11/18/21	Wells Fargo Commercial Mortgage Trust 2015-C27
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2015-C27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14-16	Operating Advisor	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 2)	17-19		Trust Advisor		Trustadvisor@trimontrea.com
Principal Prepayment Detail	20		3500 Lenox Road,Suite G1 | Atlanta, GA 30326
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		General Contact	(302) 636-4140
Modified Loan Detail	26		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	94989DAS8	1.730000%	50,293,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989DAT6	3.005000%	7,934,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989DAU3	3.362000%	36,418,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989DAV1	3.190000%	240,000,000.00	193,297,101.89	32,861,177.18	513,848.13	0.00	0.00	33,375,025.31	160,435,924.71	37.02%	30.00%
A-5	94989DAW9	3.451000%	309,207,000.00	309,207,000.00	0.00	889,227.80	0.00	0.00	889,227.80	309,207,000.00	37.02%	30.00%
A-SB	94989DAX7	3.278000%	89,627,000.00	59,719,683.76	1,740,929.73	163,134.27	0.00	0.00	1,904,064.00	57,978,754.03	37.02%	30.00%
A-S	94989DAY5	3.836000%	79,897,000.00	79,897,000.00	0.00	255,404.08	0.00	0.00	255,404.08	79,897,000.00	27.49%	22.38%
B	94989DBB4	4.139000%	45,842,000.00	45,842,000.00	0.00	158,116.70	0.00	0.00	158,116.70	45,842,000.00	22.02%	18.00%
C	94989DBC2	3.894000%	68,109,000.00	68,109,000.00	0.00	221,013.70	0.00	0.00	221,013.70	68,109,000.00	13.89%	11.50%
D	94989DAG4	3.768000%	44,533,000.00	44,533,000.00	0.00	139,833.62	0.00	0.00	139,833.62	44,533,000.00	8.57%	7.25%
E	94989DAJ8	2.869000%	26,196,000.00	26,196,000.00	0.00	20,605.64	0.00	0.00	20,605.64	26,196,000.00	5.44%	4.75%
F	94989DAL3	2.869000%	17,027,000.00	17,027,000.00	0.00	0.00	0.00	0.00	0.00	17,027,000.00	3.41%	3.13%
G	94989DAN9	2.869000%	32,745,035.00	28,577,499.75	0.00	0.00	0.00	0.00	0.00	28,577,499.75	0.00%	0.00%
R	94989DAQ2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,047,828,036.00	872,405,285.40	34,602,106.91	2,361,183.94	0.00	0.00	36,963,290.85	837,803,178.49

Notional Certificates
X-A	94989DAZ2	1.023839%	813,376,000.00	642,120,785.65	0.00	547,857.08	0.00	0.00	547,857.08	607,518,678.74
X-B	94989DBA6	0.498623%	158,484,000.00	158,484,000.00	0.00	65,853.21	0.00	0.00	65,853.21	158,484,000.00
X-E	94989DAA7	1.559085%	26,196,000.00	26,196,000.00	0.00	34,034.83	0.00	0.00	34,034.83	26,196,000.00
X-F	94989DAC3	1.559085%	17,027,000.00	17,027,000.00	0.00	22,122.12	0.00	0.00	22,122.12	17,027,000.00
X-G	94989DAE9	1.559085%	32,745,035.00	28,577,499.75	0.00	37,128.97	0.00	0.00	37,128.97	28,577,499.75
Notional SubTotal			1,047,828,035.00	872,405,285.40	0.00	706,996.21	0.00	0.00	706,996.21	837,803,178.49

Deal Distribution Total					34,602,106.91	3,068,180.15	0.00	0.00	37,670,287.06

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/(Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989DAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989DAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989DAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989DAV1	805.40459121	136.92157158	2.14103388	0.00000000	0.00000000	0.00000000	0.00000000	139.06260546	668.48301963
A-5	94989DAW9	1,000.00000000	0.00000000	2.87583334	0.00000000	0.00000000	0.00000000	0.00000000	2.87583334	1,000.00000000
A-SB	94989DAX7	666.31354123	19.42416604	1.82014650	0.00000000	0.00000000	0.00000000	0.00000000	21.24431254	646.88937519
A-S	94989DAY5	1,000.00000000	0.00000000	3.19666671	0.00000000	0.00000000	0.00000000	0.00000000	3.19666671	1,000.00000000
B	94989DBB4	1,000.00000000	0.00000000	3.44916670	0.00000000	0.00000000	0.00000000	0.00000000	3.44916670	1,000.00000000
C	94989DBC2	1,000.00000000	0.00000000	3.24499993	0.00000000	0.00000000	0.00000000	0.00000000	3.24499993	1,000.00000000
D	94989DAG4	1,000.00000000	0.00000000	3.14000000	0.00000000	0.00000000	0.00000000	0.00000000	3.14000000	1,000.00000000
E	94989DAJ8	1,000.00000000	0.00000000	0.78659490	1.60423843	7.47890709	0.00000000	0.00000000	0.78659490	1,000.00000000
F	94989DAL3	1,000.00000000	0.00000000	0.00000000	2.39083338	27.39363305	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94989DAN9	872.72772040	0.00000000	0.00000000	2.08654656	48.81703715	0.00000000	0.00000000	0.00000000	872.72772040
R	94989DAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989DAZ2	789.45135540	0.00000000	0.67355944	0.00000000	0.00000000	0.00000000	0.00000000	0.67355944	746.91001301
X-B	94989DBA6	1,000.00000000	0.00000000	0.41551961	0.00000000	0.00000000	0.00000000	0.00000000	0.41551961	1,000.00000000
X-E	94989DAA7	1,000.00000000	0.00000000	1.29923767	0.00000000	0.00000000	0.00000000	0.00000000	1.29923767	1,000.00000000
X-F	94989DAC3	1,000.00000000	0.00000000	1.29923768	0.00000000	0.00000000	0.00000000	0.00000000	1.29923768	1,000.00000000
X-G	94989DAE9	872.72772040	0.00000000	1.13388091	0.00000000	0.00000000	0.00000000	0.00000000	1.13388091	872.72772040

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/21 - 10/30/21	30	0.00	513,848.13	0.00	513,848.13	0.00	0.00	0.00	513,848.13	0.00
A-5	10/01/21 - 10/30/21	30	0.00	889,227.80	0.00	889,227.80	0.00	0.00	0.00	889,227.80	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	163,134.27	0.00	163,134.27	0.00	0.00	0.00	163,134.27	0.00
X-A	10/01/21 - 10/30/21	30	0.00	547,857.08	0.00	547,857.08	0.00	0.00	0.00	547,857.08	0.00
X-B	10/01/21 - 10/30/21	30	0.00	65,853.21	0.00	65,853.21	0.00	0.00	0.00	65,853.21	0.00
X-E	10/01/21 - 10/30/21	30	0.00	34,034.83	0.00	34,034.83	0.00	0.00	0.00	34,034.83	0.00
X-F	10/01/21 - 10/30/21	30	0.00	22,122.12	0.00	22,122.12	0.00	0.00	0.00	22,122.12	0.00
X-G	10/01/21 - 10/30/21	30	0.00	37,128.97	0.00	37,128.97	0.00	0.00	0.00	37,128.97	0.00
A-S	10/01/21 - 10/30/21	30	0.00	255,404.08	0.00	255,404.08	0.00	0.00	0.00	255,404.08	0.00
B	10/01/21 - 10/30/21	30	0.00	158,116.70	0.00	158,116.70	0.00	0.00	0.00	158,116.70	0.00
C	10/01/21 - 10/30/21	30	0.00	221,013.70	0.00	221,013.70	0.00	0.00	0.00	221,013.70	0.00
D	10/01/21 - 10/30/21	30	0.00	139,833.62	0.00	139,833.62	0.00	0.00	0.00	139,833.62	0.00
E	10/01/21 - 10/30/21	30	153,892.82	62,630.27	0.00	62,630.27	42,024.63	0.00	0.00	20,605.64	195,917.45
F	10/01/21 - 10/30/21	30	425,722.67	40,708.72	0.00	40,708.72	40,708.72	0.00	0.00	0.00	466,431.39
G	10/01/21 - 10/30/21	30	1,530,191.55	68,324.04	0.00	68,324.04	68,324.04	0.00	0.00	0.00	1,598,515.59
Totals			2,109,807.04	3,219,237.54	0.00	3,219,237.54	151,057.39	0.00	0.00	3,068,180.15	2,260,864.43

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989DAY5	3.836000%	79,897,000.00	79,897,000.00	0.00	255,404.08	0.00	0.00	255,404.08	79,897,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989DBB4	4.139000%	45,842,000.00	45,842,000.00	0.00	158,116.70	0.00	0.00	158,116.70	45,842,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989DBC2	3.894000%	68,109,000.00	68,109,000.00	0.00	221,013.70	0.00	0.00	221,013.70	68,109,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			193,848,000.03	193,848,000.00	0.00	634,534.48	0.00	0.00	634,534.48	193,848,000.00

Exchangeable Certificate Details
PEX	94989DBD0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
										0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	37,670,287.06
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,244,725.67	Master Servicing Fee	20,687.18
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,020.32
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	375.62
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,195.01
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,244,725.67	Total Fees	25,488.13

Principal		Expenses/Reimbursements
Scheduled Principal	34,602,106.91	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	126,326.51
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,299.41
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	431.47
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	34,602,106.91	Total Expenses/Reimbursements	151,057.39

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,068,180.15
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	34,602,106.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	37,670,287.06
Total Funds Collected	37,846,832.58	Total Funds Distributed	37,846,832.58

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	872,405,285.40	872,405,285.40	Beginning Certificate Balance	872,405,285.40
(-) Scheduled Principal Collections	34,602,106.91	34,602,106.91	(-) Principal Distributions	34,602,106.91
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	837,803,178.49	837,803,178.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	872,558,268.27	872,558,268.27	Ending Certificate Balance	837,803,178.49
Ending Actual Collateral Balance	837,976,356.77	837,976,356.77

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.43%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	67,549,101.04	8.06%	37	4.3615	NAP	Defeased	11	67,549,101.04	8.06%	37	4.3615	NAP
2,000,000 or less	8	12,703,379.25	1.52%	40	4.4867	2.016702	1.30 or less	20	263,465,963.38	31.45%	39	4.3856	0.592144
2,000,001 to 3,000,000	7	17,985,155.05	2.15%	33	4.3968	1.830553	1.31 to 1.40	6	94,461,563.87	11.27%	39	4.2974	1.348592
3,000,001 to 4,000,000	7	24,498,619.69	2.92%	39	4.5415	1.386981	1.41 to 1.50	5	22,224,912.66	2.65%	34	4.3872	1.446402
4,000,001 to 5,000,000	9	40,259,438.47	4.81%	39	4.3581	2.101002	1.51 to 1.60	4	70,071,297.48	8.36%	39	4.2475	1.557064
5,000,001 to 6,000,000	3	15,407,632.90	1.84%	39	4.5384	0.978060	1.61 to 1.70	3	28,639,718.62	3.42%	39	4.4425	1.690947
6,000,001 to 7,000,000	2	13,359,578.61	1.59%	39	4.4673	1.509148	1.71 to 1.80	1	1,704,434.37	0.20%	39	4.1800	1.774700
7,000,001 to 8,000,000	3	22,141,970.55	2.64%	39	4.4129	2.055849	1.81 to 2.00	7	50,377,090.77	6.01%	38	4.3736	1.915819
8,000,001 to 9,000,000	4	33,550,313.28	4.00%	40	4.4484	1.558860	2.01 to 2.25	12	95,318,481.57	11.38%	39	4.3807	2.158691
9,000,001 to 10,000,000	3	27,766,952.44	3.31%	38	4.1898	1.608424	2.26 to 2.50	4	14,115,841.47	1.68%	40	4.1919	2.397528
10,000,001 to 15,000,000	6	76,484,068.70	9.13%	38	4.2118	1.580939	2.51 or greater	8	129,874,773.26	15.50%	40	4.0656	3.298339
15,000,001 to 20,000,000	7	119,585,054.29	14.27%	38	4.4121	1.017694	Totals	81	837,803,178.49	100.00%	39	4.3096	1.600553
20,000,001 to 30,000,000	7	175,137,231.01	20.90%	39	4.2327	1.235929
30,000,001 to 50,000,000	3	128,874,683.21	15.38%	39	4.4106	1.403216
50,000,001 or greater	1	62,500,000.00	7.46%	40	3.8525	3.933800
Totals	81	837,803,178.49	100.00%	39	4.3096	1.600553
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	67,549,101.04	8.06%	37	4.3615	NAP	Virginia	4	23,524,387.74	2.81%	39	4.3602	1.443193
Alaska	1	3,532,446.09	0.42%	40	4.5300	1.239100	Washington	1	27,728,553.52	3.31%	40	4.3600	0.144700
Arizona	3	19,452,106.88	2.32%	39	4.1826	1.652584	Wisconsin	2	7,380,781.03	0.88%	39	4.2500	1.875000
Arkansas	2	17,752,740.11	2.12%	38	4.3861	1.449736	Totals	99	837,803,178.49	100.00%	39	4.3096	1.600553
California	8	132,577,323.86	15.82%	39	4.0567	2.804551
									Property Type³
Colorado	4	27,815,832.57	3.32%	38	4.2574	0.650844
Florida	16	115,106,331.95	13.74%	38	4.3873	1.775434		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	2	7,160,990.38	0.85%	39	4.2500	2.608271		Properties	Balance	Agg. Bal.			DSCR¹
Idaho	2	3,381,241.58	0.40%	39	4.3387	1.596815	Defeased	11	67,549,101.04	8.06%	37	4.3615	NAP
Illinois	2	18,794,490.69	2.24%	39	4.5051	2.128097	Industrial	4	9,240,238.78	1.10%	38	4.6590	2.321396
Kentucky	1	4,853,915.55	0.58%	40	4.5000	1.279700	Lodging	13	188,532,657.04	22.50%	38	4.4666	0.638646
Maryland	1	25,045,243.98	2.99%	39	4.0500	1.352300	Mixed Use	6	28,692,924.61	3.42%	38	4.5462	1.472923
Massachusetts	1	26,438,296.94	3.16%	39	4.0700	1.328100	Mobile Home Park	3	4,290,177.19	0.51%	40	4.7601	1.962709
Michigan	1	2,955,869.39	0.35%	39	4.6000	1.021200	Multi-Family	10	69,826,775.53	8.33%	39	4.3281	1.989125
Nevada	1	8,512,890.86	1.02%	40	4.9000	1.687800	Office	10	159,662,256.00	19.06%	39	4.2621	1.339476
New Jersey	2	10,208,425.41	1.22%	39	4.4829	1.767957	Retail	25	231,728,352.99	27.66%	39	4.1742	2.190402
New Mexico	2	40,908,346.62	4.88%	39	4.1429	1.693956	Self Storage	17	78,280,695.30	9.34%	38	4.2150	2.398040
New York	6	19,645,884.84	2.34%	39	4.5970	1.340994	Totals	99	837,803,178.49	100.00%	39	4.3096	1.600553
North Carolina	3	67,328,181.76	8.04%	37	4.5501	0.559707
Ohio	5	73,988,028.17	8.83%	40	4.3302	0.911461
Oregon	2	13,187,998.42	1.57%	39	4.2300	1.555700
Pennsylvania	1	5,109,504.96	0.61%	38	4.6100	1.416400
South Carolina	2	10,042,583.31	1.20%	39	4.6117	2.159495
Tennessee	3	21,864,660.42	2.61%	39	4.2281	1.452996
Texas	10	35,957,020.40	4.29%	36	4.4019	2.101734

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	67,549,101.04	8.06%	37	4.3615	NAP	Defeased	11	67,549,101.04	8.06%	37	4.3615	NAP
	4.000% or less	2	67,099,098.57	8.01%	40	3.8537	3.830233	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	25	290,916,598.39	34.72%	39	4.1524	1.768610	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	22	265,209,753.59	31.66%	38	4.3647	1.093803	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	17	128,096,258.60	15.29%	38	4.6722	1.283239	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	4	18,932,368.30	2.26%	40	4.9296	0.771526	49 months or greater	70	770,254,077.45	91.94%	39	4.3050	1.610631
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	81	837,803,178.49	100.00%	39	4.3096	1.600553
	Totals	81	837,803,178.49	100.00%	39	4.3096	1.600553
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	67,549,101.04	8.06%	37	4.3615	NAP	Defeased	11	67,549,101.04	8.06%	37	4.3615	NAP
	60 months or less	70	770,254,077.45	91.94%	39	4.3050	1.610631	Interest Only	2	74,250,000.00	8.86%	40	3.8909	3.665900
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	68	696,004,077.45	83.07%	39	4.3492	1.391374
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	81	837,803,178.49	100.00%	39	4.3096	1.600553	Totals	81	837,803,178.49	100.00%	39	4.3096	1.600553
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	67,549,101.04	8.06%	37	4.3615	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	66	675,809,161.01	80.66%	39	4.3471	1.397401
	13 to 24 months	3	90,275,500.74	10.78%	40	3.9694	3.189861
	25 months or greater	1	4,169,415.70	0.50%	40	4.7500	1.979300
	Totals	81	837,803,178.49	100.00%	39	4.3096	1.600553
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	303420001	RT	Palm Desert	CA	Actual/360	3.853%	207,339.41	0.00	0.00	N/A	03/01/25	--	62,500,000.00	62,500,000.00	04/01/20
2	310926602	SS	Various	Various	Actual/360	4.250%	171,605.34	65,209.60	0.00	N/A	03/11/25	--	46,890,263.40	46,825,053.80	11/11/21
3	303420003	OF	Cincinnati	OH	Actual/360	4.280%	159,603.01	68,095.34	0.00	N/A	03/01/25	--	43,305,007.56	43,236,912.22	11/01/21
4	300571209	LO	Greensboro	NC	Actual/360	4.750%	159,043.08	70,481.75	0.00	N/A	12/06/24	--	38,883,198.94	38,812,717.19	11/06/21
5	300571254	SS	Various	PA	Actual/360	4.560%	130,624.72	33,266,057.32	0.00	N/A	11/06/21	--	33,266,057.32	0.00	11/06/21
6	310926711	OF	Albuquerque	NM	Actual/360	4.140%	103,420.93	84,038.23	0.00	N/A	02/11/25	--	29,010,078.26	28,926,040.03	11/11/21
7	310926582	RT	Braintree	MA	Actual/360	4.070%	92,833.00	49,679.07	0.00	N/A	02/11/25	--	26,487,976.01	26,438,296.94	11/11/21
8	303420008	LO	Seattle	WA	Actual/360	4.360%	104,266.79	43,010.68	0.00	N/A	03/01/25	--	27,771,564.20	27,728,553.52	11/01/21
9	310927734	OF	Baltimore	MD	Actual/360	4.050%	87,521.47	50,517.43	0.00	N/A	02/11/25	--	25,095,761.41	25,045,243.98	11/11/21
10	310925977	RT	Various	Various	Actual/360	4.230%	88,887.28	41,657.47	0.00	N/A	02/11/25	--	24,402,821.21	24,361,163.74	11/11/21
11	790927215	LO	Tampa	FL	Actual/360	4.350%	82,541.51	34,787.75	0.00	N/A	12/11/24	--	22,035,554.27	22,000,766.52	11/11/21
12	300571240	OF	Los Angeles	CA	Actual/360	4.500%	80,090.62	31,380.15	0.00	N/A	02/06/25	--	20,668,546.43	20,637,166.28	11/06/21
14	790927206	LO	Charlotte	NC	Actual/360	4.350%	72,003.63	30,346.47	0.00	N/A	12/11/24	--	19,222,325.90	19,191,979.43	11/11/21
15	303420015	OF	Charlotte	NC	Actual/360	4.240%	70,317.15	26,838.40	0.00	N/A	12/01/24	--	19,259,109.23	19,232,270.83	11/01/21
16	870926396	LO	Denver	CO	Actual/360	4.310%	66,280.03	30,210.57	0.00	N/A	01/11/25	--	17,858,550.32	17,828,339.75	10/11/21
17	303420017	OF	Cincinnati	OH	Actual/360	4.280%	63,601.04	27,135.67	0.00	N/A	03/01/25	--	17,256,840.53	17,229,704.86	11/01/21
18	300571252	MF	University Park	IL	Actual/360	4.490%	65,920.32	25,935.25	0.00	N/A	02/06/25	--	17,049,582.63	17,023,647.38	11/06/21
19	300571207	Various Various		Various	Actual/360	4.720%	68,706.50	24,864.81	0.00	N/A	12/06/24	--	16,904,278.63	16,879,413.82	11/06/21
20	303420020	RT	Boca Raton	FL	Actual/360	4.200%	59,157.68	26,420.33	0.00	N/A	01/01/25	--	16,356,962.10	16,330,541.77	11/01/21
21	303420021	MF	Memphis	TN	Actual/360	4.390%	54,263.86	25,763.40	0.00	N/A	12/05/24	--	14,354,462.55	14,328,699.15	11/05/21
22	303420022	RT	Torrance	CA	Actual/360	4.100%	49,285.72	28,026.02	0.00	N/A	01/01/25	--	13,959,764.50	13,931,738.48	11/01/21
23	790927211	LO	Fort Myers	FL	Actual/360	4.350%	55,259.98	23,289.74	0.00	N/A	12/11/24	--	14,752,387.16	14,729,097.42	11/11/21
24	300571255	Various Various		NY	Actual/360	4.560%	59,375.68	19,714.09	0.00	N/A	03/06/25	--	15,121,141.37	15,101,427.28	11/06/21
25	790927207	LO	Little Rock	AR	Actual/360	4.350%	50,595.16	21,323.71	0.00	N/A	12/11/24	--	13,507,049.56	13,485,725.85	11/11/21
28	310925150	MF	Las Cruces	NM	Actual/360	4.150%	42,894.38	20,785.16	0.00	N/A	02/11/25	--	12,003,091.75	11,982,306.59	11/11/21
29	310927763	RT	Sunnyvale	CA	Actual/360	4.190%	38,358.85	26,247.24	0.00	N/A	02/11/25	--	10,631,447.60	10,605,200.36	11/11/21
30	300571253	RT	Simi Valley	CA	Actual/360	4.095%	41,433.44	0.00	0.00	N/A	02/06/25	--	11,750,000.00	11,750,000.00	11/06/21
31	870927122	MF	Phoenix	AZ	Actual/360	4.110%	35,445.35	15,351.41	0.00	N/A	02/11/25	--	10,015,168.27	9,999,816.86	11/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	303420032	OF	Cary	NC	Actual/360	4.130%	33,212.29	15,281.74	0.00	N/A	01/01/25	--	9,338,766.88	9,323,485.14	11/01/21
33	790927205	LO	Knoxville	TN	Actual/360	4.350%	34,614.97	14,588.75	0.00	N/A	12/11/24	--	9,240,927.29	9,226,338.54	11/11/21
34	300571251	RT	Camden	SC	Actual/360	4.680%	34,525.72	15,536.25	0.00	N/A	02/06/25	--	8,567,176.52	8,551,640.27	11/06/21
35	303420035	RT	Las Vegas	NV	Actual/360	4.900%	35,982.01	14,773.51	0.00	N/A	03/01/25	--	8,527,664.37	8,512,890.86	11/01/21
36	303420036	RT	Gilbert	AZ	Actual/360	4.090%	32,509.20	13,339.55	0.00	N/A	02/01/25	--	9,230,468.31	9,217,128.76	11/01/21
37	303420037	SS	Arlington	VA	Actual/360	4.110%	29,230.50	14,309.58	0.00	N/A	03/01/25	--	8,259,146.39	8,244,836.81	11/01/21
38	303420038	MF	Knoxville	TN	Actual/360	4.080%	29,003.71	14,379.79	0.00	N/A	03/01/25	--	8,255,325.13	8,240,945.34	11/01/21
40	300571250	MF	Dallas	TX	Actual/360	4.610%	30,400.13	12,198.97	0.00	N/A	02/06/25	--	7,657,998.84	7,645,799.87	11/06/21
41	303420041	MF	Milwaukee	WI	Actual/360	4.250%	27,057.32	12,490.96	0.00	N/A	02/05/25	--	7,393,271.99	7,380,781.03	11/05/21
42	303420042	LO	North Brunswick	NJ	Actual/360	4.600%	26,961.70	12,511.92	0.00	N/A	02/01/25	--	6,806,600.33	6,794,088.41	11/01/21
43	303420043	OF	Manassas	VA	Actual/360	4.330%	24,527.59	12,720.00	0.00	N/A	01/01/25	--	6,578,210.20	6,565,490.20	11/01/21
44	303420044	MF	Casselberry	FL	Actual/360	4.370%	26,811.98	9,666.21	0.00	N/A	03/01/25	--	7,125,055.86	7,115,389.65	11/01/21
47	303420047	MF	Reynoldsburg	OH	Actual/360	4.050%	18,271.71	10,546.43	0.00	N/A	02/05/25	--	5,239,198.80	5,228,652.37	11/05/21
48	300571227	MU	Whitpain Township	PA	Actual/360	4.610%	20,320.82	9,447.23	0.00	N/A	01/06/25	--	5,118,952.19	5,109,504.96	11/06/21
49	300571241	LO	Cincinnati	OH	Actual/360	4.970%	21,733.44	8,760.97	0.00	N/A	02/06/25	--	5,078,236.54	5,069,475.57	07/06/21
50	416000181	LO	Nicholasville	KY	Actual/360	4.500%	18,843.89	9,023.80	0.00	N/A	03/01/25	--	4,862,939.35	4,853,915.55	11/01/21
51	300571201	MF	Columbus	OH	Actual/360	4.680%	19,557.32	8,901.68	0.00	N/A	09/06/24	--	4,852,932.38	4,844,030.70	11/06/21
52	820926403	LO	Chesapeake	VA	Actual/360	4.500%	17,659.45	12,633.42	0.00	N/A	02/11/25	--	4,557,278.45	4,544,645.03	11/11/21
54	410926610	SS	Fort Collins	CO	Actual/360	3.870%	15,358.32	9,549.09	0.00	N/A	02/11/25	--	4,608,647.66	4,599,098.57	11/11/21
56	303420056	LO	Magnolia	AR	Actual/360	4.500%	16,580.28	11,767.18	0.00	N/A	03/05/25	--	4,278,781.44	4,267,014.26	11/05/21
57	303420057	LO	Peachtree City	GA	Actual/360	4.700%	16,285.97	14,137.14	0.00	N/A	03/05/25	--	4,023,988.02	4,009,850.88	11/05/21
58	300571244	IN	Orlando	FL	Actual/360	4.600%	18,628.25	7,003.97	0.00	N/A	02/06/25	--	4,702,785.19	4,695,781.22	11/06/21
59	410926203	SS	Santa Fe Springs	CA	Actual/360	4.010%	15,062.14	8,837.46	0.00	N/A	02/11/25	--	4,361,975.44	4,353,137.98	11/11/21
60	790926968	RT	Gallatin	TN	Actual/360	4.250%	16,120.60	7,492.51	0.00	N/A	02/11/25	--	4,404,869.05	4,397,376.54	11/11/21
61	303420061	SS	Riverdale	GA	Actual/360	4.250%	16,053.43	7,461.30	0.00	N/A	02/05/25	--	4,386,514.92	4,379,053.62	11/05/21
62	303420062	RT	Chesapeake	VA	Actual/360	4.750%	17,084.47	7,432.95	0.00	N/A	03/01/25	--	4,176,848.65	4,169,415.70	11/01/21
64	300571225	OF	Tampa	FL	Actual/360	4.660%	14,890.93	6,791.00	0.00	N/A	01/06/25	--	3,710,877.83	3,704,086.83	10/06/21
65	303420065	MF	Anchorage	AK	Actual/360	4.530%	13,804.97	6,533.81	0.00	N/A	03/01/25	--	3,538,979.90	3,532,446.09	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
66	300571219	RT	Spring	TX	Actual/360	4.460%	14,599.51	5,119.06	0.00	N/A	01/06/25	--	3,801,405.05	3,796,285.99	11/06/21
67	303420067	MU	Mount Laurel	NJ	Actual/360	4.250%	12,519.92	6,665.74	0.00	N/A	02/01/25	--	3,421,002.74	3,414,337.00	08/01/20
69	410925539	MU	Louisville	CO	Actual/360	4.300%	13,092.18	5,960.37	0.00	N/A	02/11/25	--	3,535,773.14	3,529,812.77	11/11/21
70	780925820	MF	Denton	TX	Actual/360	4.200%	12,041.80	6,540.85	0.00	N/A	02/11/25	--	3,329,529.29	3,322,988.44	11/11/21
71	310927747	SS	San Antonio	TX	Actual/360	4.500%	11,644.44	6,829.31	0.00	N/A	01/11/22	--	3,005,017.89	2,998,188.58	11/11/21
72	303420072	OF	Chagrin Falls	OH	Actual/360	4.720%	13,124.63	5,849.55	0.00	N/A	01/01/25	--	3,229,132.70	3,223,283.15	11/01/21
73	300571238	RT	Sarasota	FL	Actual/360	4.900%	13,936.85	4,638.59	0.00	N/A	02/06/25	--	3,303,006.45	3,298,367.86	11/06/21
74	303420074	RT	Adrian	MI	Actual/360	4.600%	11,730.09	5,443.50	0.00	N/A	02/01/25	--	2,961,312.89	2,955,869.39	11/01/21
75	303420075	MF	Columbus	OH	Actual/360	4.400%	10,837.68	5,437.05	0.00	N/A	02/05/25	--	2,860,385.83	2,854,948.78	11/05/21
79	400926605	SS	Peoria	AZ	Actual/360	4.370%	9,929.21	5,040.50	0.00	N/A	02/11/25	--	2,638,602.87	2,633,562.37	11/11/21
80	870927236	RT	Jamul	CA	Actual/360	4.110%	8,793.84	7,224.04	0.00	N/A	02/11/25	--	2,484,721.25	2,477,497.21	11/11/21
81	300571222	SS	Lindenwold	NJ	Actual/360	4.880%	11,191.35	4,694.00	0.00	N/A	10/06/24	--	2,663,198.67	2,658,504.67	11/06/21
82	300571233	MF	Edinburg	TX	Actual/360	4.600%	10,688.49	4,306.36	0.00	N/A	11/06/24	--	2,698,356.23	2,694,049.87	11/06/21
83	303420083	RT	Amarillo	TX	Actual/360	4.210%	9,384.42	4,740.57	0.00	N/A	02/01/25	--	2,588,607.15	2,583,866.58	11/01/21
84	303420084	SS	Cantonment	FL	Actual/360	4.010%	7,901.79	3,809.01	0.00	N/A	02/01/25	--	2,288,345.92	2,284,536.91	11/01/21
85	303420085	MH	Melbourne	FL	Actual/360	5.000%	8,848.49	3,498.41	0.00	N/A	03/05/25	--	2,055,132.42	2,051,634.01	11/05/21
86	303420086	SS	Colleyville	TX	Actual/360	4.600%	7,790.88	3,615.46	0.00	N/A	02/05/25	--	1,966,842.12	1,963,226.66	11/05/21
87	303420087	RT	Thornton	CO	Actual/360	4.630%	7,423.54	3,379.67	0.00	N/A	03/05/25	--	1,861,961.15	1,858,581.48	11/05/21
88	303420088	SS	Seguin	TX	Actual/360	4.500%	7,126.42	3,412.63	0.00	N/A	03/01/25	--	1,839,075.54	1,835,662.91	11/01/21
89	303420089	OF	Barrington	IL	Actual/360	4.650%	7,103.60	3,209.14	0.00	N/A	03/01/25	--	1,774,052.45	1,770,843.31	11/01/21
90	870927292	MU	Meridian	ID	Actual/360	4.180%	6,147.13	3,365.96	0.00	N/A	02/11/25	--	1,707,800.33	1,704,434.37	11/11/21
91	410927371	SS	Harvey	LA	Actual/360	4.190%	6,391.03	3,045.51	0.00	N/A	11/11/24	--	1,771,323.46	1,768,277.95	11/11/21
92	303420092	MF	Rexburg	ID	Actual/360	4.500%	6,509.71	3,117.31	0.00	N/A	03/01/25	--	1,679,924.52	1,676,807.21	11/01/21
93	410927514	RT	Fort Mill	SC	Actual/360	4.220%	5,428.48	2,904.67	0.00	N/A	03/11/25	--	1,493,847.71	1,490,943.04	11/11/21
94	303420094	MH	Brookshire	TX	Actual/360	4.650%	5,327.70	2,406.85	0.00	N/A	03/01/25	--	1,330,539.82	1,328,132.97	11/01/21
95	303420095	MH	Channelview	TX	Actual/360	4.380%	3,443.45	2,568.57	0.00	N/A	02/05/25	--	912,978.78	910,410.21	11/05/21
Totals							3,244,725.67	34,602,106.91	0.00				872,405,285.40	837,803,178.49
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,398,595.00	0.00	--	--	11/12/21	37,660,000.00	1,403,803.69	81,852.70	2,453,683.30	0.00	0.00
2	5,804,091.89	5,352,936.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	71,100.84	0.00
3	2,591,594.00	1,605,680.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	662,572.66	1,289,465.73	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	3,788,582.58	2,982,948.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,687,875.45	1,183,002.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(261,076.00)	187,162.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,546,275.57	1,255,360.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,918,140.00	1,964,092.16	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,394,730.92	1,036,245.39	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,784,091.05	1,570,921.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	532,197.58	331,438.55	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	(1,692,607.00)	31,608.31	01/01/21	06/30/21	--	0.00	0.00	95,567.91	95,567.91	0.00	0.00
17	829,454.00	615,160.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,367,295.84	1,266,074.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,280,442.00	1,219,318.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,948,258.14	903,955.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	843,057.00	361,006.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,707,833.75	1,938,350.62	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	933,207.48	680,853.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,025,523.78	1,466,207.46	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	803,294.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,492,120.66	702,383.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,094,220.00	820,665.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	978,318.17	652,454.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,328,275.04	925,303.52	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,327,241.75	694,847.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,844,032.00	546,647.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,136,046.00	438,921.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	667,873.77	331,910.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	636,509.53	310,995.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,255,430.15	537,367.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	847,603.28	720,131.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	615,833.25	1,068,871.85	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	133,344.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,055,573.00	543,183.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	996,937.00	534,618.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	545,433.71	283,715.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	(457,212.00)	0.00	--	--	08/11/21	440,707.83	1,878.52	28,501.98	119,751.18	0.00	0.00
50	120,711.43	491,096.57	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	546,191.42	394,187.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	699,581.82	366,920.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	251,339.05	440,842.53	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	891,713.51	807,789.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	623,293.50	155,844.30	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	492,441.45	323,347.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	651,075.00	370,306.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	558,152.00	466,724.00	01/01/19	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
64	265,230.26	45,697.73	01/01/21	03/31/21	--	0.00	0.00	18,422.54	18,422.54	0.00	0.00
65	280,646.00	160,218.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
66	473,672.36	321,048.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	288,533.00	212,671.27	01/01/20	09/30/20	09/13/21	0.00	0.00	19,108.92	286,904.33	32,790.61	0.00
69	506,463.20	388,040.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	265,922.12	167,051.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	329,492.00	186,197.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	426,597.61	278,423.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	270,285.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	420,846.22	237,356.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	338,388.78	107,554.96	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
83	380,039.00	172,921.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	334,219.15	285,479.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	204,196.20	146,458.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
86	246,231.36	224,174.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
87	251,535.24	228,966.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
89	240,745.96	135,604.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
90	226,954.00	111,619.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
91	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
92	177,387.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
93	216,485.20	197,311.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
94	272,275.92	195,580.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
95	171,842.53	130,344.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	72,876,859.39	45,040,222.81				38,100,707.83	1,405,682.21	243,454.05	2,974,329.26	103,891.45	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	3	70,983,812.57	1	5,069,475.57	0	0.00	0	0.00	0	0.00	0	0.00	4.309571%	4.248851%	39
10/18/21	0	0.00	1	5,078,236.54	2	65,921,002.74	1	5,078,236.54	0	0.00	0	0.00	0	0.00	0	0.00	4.319172%	4.259780%	38
09/17/21	1	5,087,659.56	0	0.00	2	65,928,047.40	1	5,087,659.56	0	0.00	0	0.00	0	0.00	0	0.00	4.319232%	4.259867%	39
08/17/21	1	5,096,343.04	0	0.00	2	65,934,663.15	1	5,096,343.04	1	0.00	0	0.00	0	0.00	1	0.00	4.319285%	4.258882%	40
07/16/21	1	5,104,989.51	0	0.00	3	68,667,941.02	1	5,104,989.51	1	2,726,686.25	0	0.00	0	0.00	1	12,880,214.20	4.321138%	4.260090%	41
06/17/21	0	0.00	0	0.00	3	68,674,914.21	1	5,114,302.19	1	2,726,686.25	0	0.00	0	0.00	0	0.00	4.317567%	4.257044%	42
05/17/21	1	5,122,872.13	0	0.00	3	68,681,456.37	1	5,122,872.13	1	2,726,686.25	0	0.00	1	1,000.00	0	0.00	4.317614%	4.257117%	43
04/16/21	0	0.00	0	0.00	3	68,688,381.86	1	5,132,111.05	1	2,726,686.25	0	0.00	0	0.00	0	0.00	4.317668%	4.257197%	44
03/17/21	0	0.00	0	0.00	3	68,694,874.91	1	5,140,605.10	1	2,726,686.25	0	0.00	0	0.00	0	0.00	4.317715%	4.257269%	45
02/18/21	1	5,151,187.31	1	18,109,057.18	3	68,702,570.84	1	5,151,187.31	1	2,726,686.25	0	0.00	0	0.00	0	0.00	4.317777%	4.258408%	46
01/15/21	1	5,159,600.06	1	3,773,654.35	3	68,709,012.15	0	0.00	1	2,726,686.25	0	0.00	0	0.00	0	0.00	4.317823%	4.258479%	47
12/17/20	2	23,335,271.43	1	3,780,167.31	3	68,715,429.98	0	0.00	1	2,726,686.25	0	0.00	0	0.00	0	0.00	4.317869%	4.258550%	48
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	303420001	04/01/20	18	6	81,852.70	2,453,683.30	0.00	62,500,000.00	08/24/20	2
16	870926396	10/11/21	0	A	95,567.91	95,567.91	8,416.79	17,858,550.31	05/11/20	13
49	300571241	07/06/21	3	3	28,501.98	119,751.18	96,386.22	5,104,989.51	09/13/19	2		02/01/21
64	300571225	10/06/21	0	B	18,422.54	18,422.54	0.00	3,710,877.85
67	303420067	08/01/20	14	6	19,108.92	286,904.33	89,906.77	3,514,999.76	09/04/20	13
Totals					243,454.05	2,974,329.26	194,709.78	92,689,417.43
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		2,998,189	2,998,189	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		11,964,863	11,964,863	0		0
37 - 48 Months		822,840,127	751,856,314	65,914,337		5,069,476
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	837,803,178	766,819,366	0	0	65,914,337	5,069,476
Oct-21	872,405,285	801,406,046	0	0	65,921,003	5,078,237
Sep-21	873,894,140	802,878,433	0	0	65,928,047	5,087,660
Aug-21	875,280,972	804,249,966	0	0	65,934,663	5,096,343
Jul-21	879,389,312	805,616,382	0	0	65,941,255	7,831,676
Jun-21	893,766,631	819,977,415	0	0	65,948,228	7,840,988
May-21	895,159,724	821,355,395	0	0	65,954,770	7,849,558
Apr-21	896,647,388	827,959,006	0	0	65,961,696	2,726,686
Mar-21	898,029,733	829,334,858	0	0	65,968,189	2,726,686
Feb-21	899,704,342	807,741,526	5,151,187	18,109,057	65,975,885	2,726,686
Jan-21	901,075,279	823,433,012	5,159,600	3,773,654	65,982,326	2,726,686
Dec-20	902,441,102	806,610,233	23,335,271	3,780,167	65,988,744	2,726,686
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	303420001	62,500,000.00	62,500,000.00	55,200,000.00	07/21/21	9,603,455.00	3.93380	12/31/19	03/01/25	I/O
16	870926396	17,828,339.75	17,858,550.31	28,700,000.00	10/29/14	(148,066.19)	(0.25570)	06/30/21	01/11/25	279
49	300571241	5,069,475.57	5,104,989.51	5,100,000.00	06/28/21	(538,452.00)	(1.47140)	12/31/20	02/06/25	278
67	303420067	3,414,337.00	3,514,999.76	4,800,000.00	08/13/21	212,671.27	1.23160	09/30/20	02/01/25	278
Totals		88,812,152.32	88,978,539.58	93,800,000.00		9,129,608.08

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	303420001	RT	CA	08/24/20	2

11/12/2021 - Loan transferred to special servicing July-2020 for payment default, after property was forced to close March-May, 2020 due to COVID-19. Property has been reopened since August, 2020 and tenant collections have steadily improved since that time. NOD issued Aug-2020 and non-judicial foreclosure filed June-2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on 10/9/2021, appointing JLL as receiver and manager. Operating funds are being posted to past due and scheduled interest payments, as available.

16	870926396	LO	CO	05/11/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid pandemic. Loan remains current and file will be returned to the master servicer after cash management account is opened.

49	300571241	LO	OH	09/13/19	2
Borrower communicated its intent to transfer title to Lender. Discussions with the Guarantors are ongoing. Lender has filed for foreclosure; Receiver is in place.

67	303420067	MU	NJ	09/04/20	13
Loan transferred for Monetary Default as a result of the Covid-19 pandemic. SS is evaluating next steps. Loan is being dual tracked.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	790927206	19,741,668.54	4.35000%	19,713,267.44 4.35000%		10	05/22/20	05/11/20	06/11/20
Totals		19,741,668.54		19,713,267.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
53	300571212 06/17/19	5,001,769.99	5,540,000.00	4,929,277.31	819,926.07	4,929,277.31	4,109,351.24	892,418.75	0.00	(57,434.17)	949,852.92	17.75%
78	303420078 08/17/21	2,726,686.25	2,450,000.00	2,308,620.57	2,308,620.57	2,308,620.57	0.00	2,726,686.25	0.00	0.00	2,726,686.25	90.88%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,728,456.24	7,990,000.00	7,237,897.88	3,128,546.64	7,237,897.88	4,109,351.24	3,619,105.00	0.00	(57,434.17)	3,676,539.17

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/21	0.00	0.00	0.00	40,073.45	0.00	(40,073.45)	0.00	0.00	(40,073.45)
53	300571212	10/18/21	0.00	0.00	949,852.92	0.00	0.00	385.45	0.00	0.00	949,852.92
		08/17/20	0.00	0.00	949,467.47	0.00	0.00	138,376.09	0.00	0.00
		05/15/20	0.00	0.00	811,091.38	0.00	0.00	(20,592.78)	0.00	0.00
		10/18/19	0.00	0.00	831,684.16	0.00	0.00	(60,734.59)	0.00	0.00
		06/17/19	0.00	0.00	892,418.75	0.00	0.00	892,418.75	0.00	0.00
78	303420078	08/17/21	0.00	0.00	2,726,686.25	0.00	0.00	2,726,686.25	0.00	(167,002.74)	2,559,683.51
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,676,539.17	40,073.45	0.00	3,636,465.72	0.00	(167,002.74)	3,469,462.98

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	13,454.86	0.00	0.00	124,447.99	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,844.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	3,500.00	0.00	0.00	1,878.52	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	0.00	0.00	431.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,299.41	0.00	431.47	126,326.51	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		151,057.39

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Supplemental Notes
None

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